Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Non-current assets
Non-current financial assets at fair value through profit or loss	$ 11,038	$ 369	$ 11,471
Non-current financial assets at fair value through other comprehensive income	121,808	4,072	174,357
Investment in associates	3,392,910	113,437	3,863,741
Non-current financial assets at amortized cost	68,450	2,289	99,103
Property, plant and equipment, net	17,979,444	601,118	16,819,621
Right-of-use assets	687,068	22,971
Deferred tax assets	194,552	6,505	226,716
Refundable deposits	21,145	707	22,006
Other non-current assets	67,126	2,244	28,560
Total non-current assets	22,543,541	753,712	21,245,575
Current assets
Inventories	1,767,642	59,099	1,778,835
Current financial assets at amortized cost	168,970	5,649	169,168
Current contract assets	377,869	12,634	299,835
Accounts and notes receivable	4,453,669	148,902	4,747,288
Accounts receivable – related parties	1,045	35	140
Other receivables	89,676	2,998	63,037
Other receivables – related parties	2,948	99	3,131
Current tax assets	138,941	4,645	139,595
Prepayments	57,502	1,922	44,592
Cash and cash equivalents	4,704,084	157,275	4,642,522
Total current assets	11,762,346	393,258	11,888,143
Total assets	34,305,887	1,146,970	33,133,718
Capital and reserves
Issued capital	7,272,401	243,143	7,528,577
Capital surplus	6,050,787	202,300	6,263,553
Retained earnings
Legal reserve	1,579,478	52,807	1,469,170
Unappropriated retained earnings	4,651,215	155,507	3,602,663
Other reserve
Foreign currency translation reserve	(89,682)	(2,998)	14,516
Unrealized gain on valuation of financial assets at fair value through other comprehensive income	66,386	2,219	106,898
Unearned employee awards			(1,701)
Treasury stock			(962,503)
Total equity	19,530,585	652,978	18,021,173
Non-current liabilities
Long-term bank loans	8,293,226	277,273	9,042,096
Non-current lease liabilities	668,384	22,346
Deferred tax liabilities	309,129	10,335	308,759
Net defined benefit liability, non-current	480,107	16,052	520,765
Guarantee deposits	1,095	37	1,092
Other non-current liabilities	4,500	150
Total non-current liabilities	9,756,441	326,193	9,872,712
Current liabilities
Current contract liabilities	1,231	41	1,432
Accounts payable	819,548	27,401	637,271
Accounts payable – related parties			347
Payables to contractors and equipment suppliers	972,770	32,523	1,516,735
Other payables	2,004,266	67,010	1,678,482
Other payables - related parties			218
Current tax liabilities	386,832	12,933	546,342
Current provisions	1,998	67	29,352
Current lease liabilities	24,567	821
Receipts in advance	988	33	1,013
Other current liabilities	32,242	1,078	30,800
Current refund liabilities	26,000	869	32,627
Long-term lease obligations payable, current portion			17,792
Long-term bank loans, current portion	748,419	25,023	747,422
Total current liabilities	5,018,861	167,799	5,239,833
Total liabilities	14,775,302	493,992	15,112,545
Total equity and liabilities	$ 34,305,887	$ 1,146,970	$ 33,133,718